Group Companies - Summary of Investment in Associates (Detail)	12 Months Ended
Dec. 31, 2017
111 East 48th Street Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	111 East 48th Street Holdings LLC
Registered addresses	11 East 48th Street, New York NY 10017, USA
Ownership Percentage in associates	19.90%
Alkoer, S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Alkoer, S. de R.L. de C.V.
Registered addresses	Campos Eliseos 223, piso 7, Colonia Polanco, 11560, Mexico City, Mexico
Ownership Percentage in associates	50.00%
Beijing Orient Express Hotel Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	Beijing Orient Express Hotel Co., Ltd.
Registered addresses	Room 311, Building 1, No 16 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R.China
Ownership Percentage in associates	16.24%
Blue Blood (Tianjin) Equity Investment Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Blue Blood (Tianjin) Equity Investment Management Co., Limited
Registered addresses	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R.China
Ownership Percentage in associates	30.05%
Carr Clark SWW Subventure, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Clark SWW Subventure, LLC
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington DC 20004, USA
Ownership Percentage in associates	26.67%
Carr Waterfront Hotel, LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Waterfront Hotel, LLC
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington DC 20004, USA
Ownership Percentage in associates	11.46%
China Hotel Investment Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	China Hotel Investment Limited
Registered addresses	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
Ownership Percentage in associates	30.05%
Desarrollo Alkoer Irapuato S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Irapuato S. de R.L. de C.V.
Registered addresses	Campos Eliseos 223, piso 7, Colonia Polanco, 11560, Mexico City, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Silao S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Silao S. de R.L. de C.V.
Registered addresses	Campos Eliseos 223, piso 7, Colonia Polanco, 11560, Mexico City, Mexico
Ownership Percentage in associates	50.00%
Gestion Hotelera Gestel, C.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Gestion Hotelera Gestel, C.A. (50%)
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage in associates	50.00%
H.I. Soaltee Hotel Company Private Ltd [Member]
Disclosure of Composition of Group [Line Items]
Associates	H.I. Soaltee Hotel Company Private Ltd
Registered addresses	Tahachal, Kathmandu, Nepal
Ownership Percentage in associates	33.40%
Hotel JV Services LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Hotel JV Services LLC
Registered addresses	3811 Turtle Creek Blvd., Suite 1450, Dallas, TX 75219, USA
Ownership Percentage in associates	16.67%
Inter-Continental Hotels Saudi Arabia Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Inter-Continental Hotels Saudi Arabia Limited
Registered addresses	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
Ownership Percentage in associates	40.00%
NF III Seattle, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	NF III Seattle, LLC
Registered addresses	2000 Monarch Tower, 3424 Peachtree Road, N.E., Atlanta GA 30326, USA
Ownership Percentage in associates	25.00%
Nuevas Fronteras S.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Nuevas Fronteras S.A.
Registered addresses	Moreno 809 2 Piso, Buenos Aires, Argentina
Ownership Percentage in associates	23.66%
Panacon [member]
Disclosure of Composition of Group [Line Items]
Associates	Panacon
Registered addresses	Pan-American Life Insurance Company, 601 Poydras Street, New Orleans LA 70130, USA
Ownership Percentage in associates	33.33%
President Hotel & Tower Co Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	President Hotel & Tower Co Ltd.
Registered addresses	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
Ownership Percentage in associates	30.00%
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Tianjin ICBCI IHG Equity Investment Fund anagement Co., Limited
Registered addresses	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R.China
Ownership Percentage in associates	30.00%